Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

August 16, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add six new series, YieldMax™ Target 12 Semiconductor Income ETF, YieldMax™ Target 12 Biotech and Pharma Income ETF, YieldMax™ Target 12 Energy Income ETF, YieldMax™ Target 12 Real Estate Target ETF, YieldMax™ Target 12 Tech and Innovation Income ETF and YieldMax™ Target 12 Big 50 Income ETF, is Post-Effective Amendment No. 247 and Amendment No. 250 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer

SVP Legal

Tidal Investments LLC